Accounts Payable Related To Energy Generated By Residential Customers - Additional Information (Details) R$ in Millions	Dec. 31, 2025 BRL (R$) GWh	Dec. 31, 2024 BRL (R$) GWh
Accounts Payable Related To Energy Generated By Residential Customers
Current liabilities related to energy | R$	R$ 1,825	R$ 1,251
Amount of energy injected | GWh	8,032	6,108